Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure	Prepaid expenses and other current assets consisted of the following:

	December 31,
	2023	2022
Current tax assets	$4,545	$3,846
Prepaid Expenses	6,026	2,202
Others	4,095	2,929
Total	$14,666	$8,977